Statements of Appropriation of Retained Earnings (Disposition of Deficit)	12 Months Ended
Dec. 31, 2024
Statement of Appropriation of Retained Earnings [Abstract]
Statements of Appropriation of Retained Earnings (Disposition of Deficit)
32.	Statements of Appropriation of Retained Earnings (Disposition of Deficit)
For the year ended December 31, 2023, KEPCO’s Deficit was disposed on March 26, 2024. For the year ended December 31, 2024, KEPCO’s deficits are expected to be disposed on March 26, 2025. Statements of disposition of deficit of KEPCO, the controlling company, for the years ended December 31, 2023 and 2024, respectively, are as follows:

		2023	2024

		In millions of won except for dividends per share
I. Unappropriated retained earnings (undisposed deficits)
Unappropriated retained earnings (undisposed deficits) carried over from prior years	￦	—	—
Net income (loss)		(3,249,233)	829,339
Remeasurement of the defined benefit plan		(149,474)	(125,132)

		(3,398,707)	704,207

II. Transfer from voluntary reserves		3,398,707	—

III. Subtotal (I+II)		—	704,207

IV. Appropriation of retained earnings
Dividends		—	(136,738)
Voluntary reserves		—	(567,469)

		—	(704,207)

V. Unappropriated retained earnings (undisposed deficits) to be carried over forward to subsequent year		—	—